Schedule of defined contribution plans (Details) - INR (₨)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Employer’s contribution to Employees’ Provident fund	₨ 63,031	₨ 38,683
Employer’s contribution to Labour Welfare Fund	630	16,000
Employer’s contribution	₨ 63,661	₨ 54,683